Other Liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Liabilities [Abstract]
Lease inducement benefits and lease disadvantages		$ 112.7
Cash-settled share-based compensation	$ 23.0	12.8
Other	5.1	3.1
Other liabilities	28.1	128.6
Less current portion	12.1	23.2
Long-term portion	$ 16.0	$ 105.4